Note 12 - Stock Incentive Plan (Detail) - Grants Pursuant to Stock Incentive Plan's Issuance from 2007 onwards	12 Months Ended
Dec. 31, 2012
Grant 1 [Member]
Number of shares	197,562
Issued to	Officers and Employees
Vested period	proportionately over a period of 4 years
Grant 2 [Member]
Number of shares	50,000
Issued to	CEO
Vested period	on the grant date
Grant 3 [Member]
Number of shares	37,500
Issued to	Non-Executive Directors
Vested period	proportionately over a period of 5 years
Grant 4 [Member]
Number of shares	147,243
Issued to	CEO
Vested period	In the event of change of control
Grant 5 [Member]
Number of shares	30,000
Issued to	New Non-Executive Directors
Vested period	proportionately over a period of 5 years
Grant 6 [Member]
Number of shares	50,000
Issued to	CEO
Vested period	on the grant date
Grant 7 [Member]
Number of shares	24,999
Issued to	Officer
Vested period	15 equal monthly installments (1st vesting on the grant date)
Grant 8 [Member]
Number of shares	49,999
Issued to	Officer
Vested period	15 equal monthly installments (1st vesting on the grant date)
Grant 9 [Member]
Number of shares	50,000
Issued to	CEO
Vested period	on the grant date
Grant 10 [Member]
Number of shares	50,000
Issued to	CEO
Vested period	on the grant date